Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitment and Contingent Liabilities Not Reflected in Consolidated Financial Statements

At December 31, 2011, the following commitment and contingent liabilities existed that are not reflected in the accompanying consolidated financial statements (in thousands):

Commitments to extend credit	$32,878
Unused lines of credit	31,857
Standby letters of credit	1,769

The Projected Minimum Annual Rental Payments and Receipts under the Capitalized Leases and Operating Leases

The projected minimum annual rental payments and receipts under the capitalized leases and operating leases, are as follows (in thousands):

	Rental	Rental	Rental
	Payments	Payments	Receipts
	Capitalized	Operating	Operating
	Leases	Leases	Leases
Year ending December 31:
2012	$387	$3,378	$165
2013	399	3,307	170
2014	411	3,302	190
2015	269	3,339	190
2016	247	3,135	190
Thereafter	560	31,607	1,442

Total minimum lease payments	$2,273	$48,068	$2,347